Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	11,350
Preferred stock, shares outstanding	0	0	11,350
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	5,293,116	5,227,300	3,307,531
Common stock, shares outstanding	5,293,116	5,227,300	3,307,531